Defined Benefit Plans - Additional Information (Detail) € in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Dec. 31, 2018 EUR (€) yr Plans	Dec. 31, 2017 EUR (€) yr	Jan. 01, 2018 yr	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit			€ 450	€ (629)
Plan benefit liability			3,989	3,950		€ 4,767
Unfunded amount of defined benefit plans			1,956	2,032
Unfunded amount of other post employment defined benefit plans			€ 484	397
Retirement age | yr			67
Defined benefit plan deficit			€ (502)	(767)
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plan deficit			51	137
Contributions were paid into scheme			55	87
Additional contribution				34
Plan Amendment Average Life Expectancy [member]
Disclosure of defined benefit plans [Line Items]
Retirement age | yr					68
United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded			241	257
United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability			€ 210	€ 227
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			21.6	23.1
Percentage of investment assets allocation in primary equities			30.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives			70.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to pension plan	€ 190	€ 89
Aegon United States of America [member]
Disclosure of defined benefit plans [Line Items]
Number of benefit plans | Plans			2
Remaining average duration of defined benefits obligation | yr			12.2	13.2
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			11.7	11.9
Unfunded amount of other post employment defined benefit plans			€ 65	€ 65
Aegon Nederland N.V. [member] | Unfunded [member] | Life insurance general account [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			20.9	19.6
Unfunded amount of defined benefit plans			€ 2,967	€ 2,628